Fixed Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Depreciation and amortization expense	$ 241,000	$ 188,000	$ 839,000	$ 274,000
Furniture & Fixtures [Member]
Depreciation and amortization expense			$ 714,000	$ 190,000
Weighted average remaining life of amortizable software			3 years 6 months 21 days